Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of deferred income taxes

	December 31, 2024	December 31, 2023 (Revised - Note 19)	December 31, 2022 (Revised - Note 19)
Loss before income taxes	$(2,875,061)	$(67,238,353)	$(10,497,072)
Statutory rate	27.00%	27.00%	27.00%

Expected income tax	(776,266)	(18,154,355)	(2,834,209)
Effect of different tax rates in foreign jurisdictions	81,680	(2,005,959)	(83,891)
Non-deductible share-based payments	-	218,741	399,087
Other permanent items	1,192,232	2,627,256	1,835,927
Change in deferred tax assets not recognized	14,075,010	15,403,428	2,471,723
True-ups and other	(14,572,656)	(1,179,319)	(447,452)
Deferred income tax (recovery) expense	$-	$(3,090,208)	$1,341,185

Schedule of deferred tax assets and liabilities

	December 31, 2024	December 31, 2023

Deferred tax assets
Exploration and evaluation assets	$1,434,880	$1,434,880
Deferred tax liabilities
Exploration and evaluation assets	(1,434,880)	(1,434,880)

Net deferred tax liabilities	$-	$-

Schedule of deductible temporary differences

	December 31, 2024	December 31, 2023

Non-capital loss carry forwards	$30,040,477	$32,616,394
Capital loss carry forwards	23,360,422	23,360,422
Exploration and evaluation assets	38,752,879	39,102,815
Share issue costs	245,674	551,134
Property, plant and equipment	7,719,565	7,748,032
Donations	32,960	32,960
Investment tax credit	223,873	223,873
	$100,375,850	$103,635,630